Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023
NET REVENUES
Educational program and services	$ 2,399	$ 2,728	$ 4,773		$ 6,097
COST OF REVENUES
Educational program and services	(1,064)	(1,508)	(2,208)		(4,082)
GROSS PROFIT	1,335	1,220	2,565		2,015
Operating expenses:
Selling and marketing	(251)	(148)	(550)		(425)
General and administrative	(944)	(1,829)	(2,280)		(3,449)
Research and development	(75)		(150)
Total operating expenses	(1,270)	(1,977)	(2,980)		(3,874)
OPERATING LOSS	65	(757)	(415)		(1,859)
OTHER (EXPENSES) INCOME
Interest (expense) income, net	31	(26)	66		(33)
Foreign exchange loss, net		(9)			(9)
Other (expenses) income, net	33	(196)	60		(281)
Total other (expenses) income	64	(231)	126		(323)
(LOSS) INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	129	(988)	(289)		(2,182)
Income tax (expense) benefit	(6)	(13)	505		(13)
NET (LOSS) INCOME	123	(1,001)	216		(2,195)
-Less: Net (loss) income attributable to noncontrolling interests
NET (LOSS) INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	123	(1,001)	216		(2,195)
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Other comprehensive (loss) income
TOTAL COMPREHENSIVE (LOSS) INCOME	$ 123	$ (1,001)	$ 216		$ (2,195)
Net (loss) income per share - basic (in Dollars per share)	$ 0.0022	$ (0.0175)	$ 0.0038		$ (0.0395)
Net (loss) income per share -diluted (in Dollars per share)	$ 0.0022	$ (0.0175)	$ 0.0038		$ (0.0395)
Weighted average shares used in calculating basic net (loss) income per share (in Shares)	57,127,524	57,127,524	57,127,524		55,525,314
Weighted average shares used in calculating diluted net (loss) income per share (in Shares)	57,127,524	57,127,524	57,127,524		55,525,314
American Depositary Shares
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net (loss) income per share - basic (in Dollars per share)	$ 0.044	$ (0.35)	$ 0.076	[1]	$ (0.79)	[1]
Net (loss) income per share -diluted (in Dollars per share)	$ 0.044	$ (0.35)	$ 0.076	[1]	$ (0.79)	[1]

[1]	In February 2024, the Company changed the ratio of its American depositary shares (“ADSs”) to its Class A ordinary shares from one (1) ADS, representing two (2) Class A ordinary shares, to one (1) ADS representing twenty (20) Class A ordinary shares.